Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consist of the following:

(in thousands)	June 30, 2018	December 31, 2017
Compensation, excluding taxes	$1,573	$869
Clinical trial expenses	2,304	1,124
Professional fees	314	221
Short-term portion of lease restructuring	193	209
Other[1]	836	985

Total accrued expenses	$5,220	$3,408

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at June 30, 2018 and December 31, 2017.

Current accrued expenses include the following:

(in thousands)	December 31, 2017	December 31, 2016
Clinical trial expenses	$869	$1,365
Compensation, excluding taxes	1,124	933
Professional fees	221	286
Short-term portion of lease restructuring	209	216
Other[1]	985	607

Total accrued expenses	$3,408	$3,407

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at December 31, 2017 and 2016.